Share-Based Compensation - Summary of Shares Movement (Detail) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) shares $ / shares	Dec. 31, 2020 USD ($)
Disclosure Of Movement Of Shares [Line Items]
Compensation expense	$ 200	$ 1,800
Bluma replacement shares [Member]
Disclosure Of Movement Of Shares [Line Items]
Shares issued | shares	814
Fair value (per share) | $ / shares	$ 12.17
Compensation expense	$ 239
Subscription award [Member]
Disclosure Of Movement Of Shares [Line Items]
Shares issued | shares	62
Fair value (per share) | $ / shares	$ 11.25
Compensation expense	$ 694